SECURITIES AND EXCHANGE COMMISSION
                    Washington, DC  20549
                    Rule 24f-2 Notice for

           IAI Retirement Funds, Inc. (the
                       "Fund") File #33-69012



1.   The Fund's most recent fiscal year ended December
31,
1995.

2. No securities have been registered during the fiscal
     year ended December 31, 1995, other than pursuant to Rule 24f-2.

3.   During the fiscal year ending December 31, 1995,
     450,497 shares of the Fund, with an approximate value of $5,242,393 were sold in reliance upon Rule
     24f-2. During the same period, the Fund redeemed
     97,028 shares, with an approximate value of $994,715, resulting in a net increase of 353,469 shares with an approximate value of $4,247,678.

4.   1/29% of $4,247,678 is $1,465.  Such amount has
been
    wired to the Commission's account at Mellon Bank.

                         IAI Retirement Funds, Inc.
                         By________________________
                             William C. Joas
                         Its Secretary

                         Dated:  February 7, 19968